Income Taxes - Schedule of Net Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Deferred tax asset
Net operating loss	$ 4,090,404	$ 5,408,433
Depreciation and amortization	212,824	236,991
Bad debt expense	123,691	120,987
Social security and insurance accrual	96,273	66,298
Inventory impairment	46,715	38,220
ROU, net of lease liabilities	310	(941)
Total	4,570,217	5,869,988
Less: valuation allowance	(4,570,217)	(5,869,988)
Net deferred tax asset